Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 5,345	$ 5,431	$ 4,323